UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments.

The schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), for Global Tactical Asset Allocation Fund, a series of Northern Funds, is as follows:

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.8%
iPath Dow Jones-UBS Commodity Index Total Return ETN	6,801	$336
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	2,905	332
SPDR Gold Trust ETF	5,600	995
Northern Funds - Bond Index Fund (1) (2)	186,120	2,027
Northern Funds - Emerging Markets Equity Index Fund (1) (2)	100,965	1,182
Northern Funds - Global Real Estate Index Fund (1) (2)	62,550	507
Northern Funds - High Yield Fixed Income Fund (1) (2)	312,335	2,196
Northern Funds - Mid Cap Index Fund (1) (2)	36,370	422
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	3,843	4
Northern Institutional Funds - Equity Index Portfolio (1) (2)	349,345	4,227
Northern Institutional Funds - International Equity Index Portfolio (1) (2)	272,730	2,193
Northern Institutional Funds - Short Bond Portfolio (1) (2)	106,620	2,027
Northern Institutional Funds - Small Company Index Portfolio (1) (2)	25,950	422

Total Investment Companies
(Cost $16,464)		16,870

Total Investments - 99.8%
(Cost $16,464)		16,870

Other Assets less Liabilities - 0.2%		34

NET ASSETS - 100.0%		$16,904

(1)	Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to other Northern Funds and to the Northern Institutional Funds.
(2)	Investment in affiliated fund.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At August 31, 2011, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	25.1%	NIF Equity Index
U.S. Equity - Mid	2.5	NF Mid Cap Index
U.S. Equity - Small	2.5	NIF Small Company Index
Non U.S. Equity - Developed	13.0	NIF International Equity Index
Non U.S. Equity - Emerging Markets	7.0	NF Emerging Markets Equity Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	13.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	12.0	NF Bond Index
U.S. Bonds - Inflation Protected	2.0	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF
U.S. Bonds - Short	12.0	NIF Short Bond
Commodities	2.0	iPath Dow Jones-UBS Commodity Index Total Return ETN
	5.9	SPDR Gold Trust ETF
Total	100.0%

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$16,540

Gross tax appreciation of investments	$472
Gross tax depreciation of investments	(142)

Net tax appreciation of investments	$330

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of August 31, 2011:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Global Tactical Asset Allocation Fund	$16,870	(1)	$—	$—	$16,870

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	AUGUST 31, 2011 (UNAUDITED)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Tactical Asset Allocation Fund, a series of Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 27, 2011